Note 43 - Deutsche Bank Parent Long-Term Debt (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Total Dec 31 [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	€ 149	€ 235
Total long-term debt	143,919	150,670
Total Dec 31 [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	70,735	62,155
Floating rate	9,026	14,579
Other	51,793	61,509
Total Dec 31 [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,749	9,614
Floating rate	468	€ 2,578
Due in 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	64
Total long-term debt	26,736
Due in 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,806
Floating rate	319
Other	12,512
Due in 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	35
Floating rate	0
Due in 2025 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	17,676
Due in 2025 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,770
Floating rate	2,427
Other	775
Due in 2025 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,703
Floating rate	0
Other	0
Due in 2026 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	17,100
Due in 2026 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,863
Floating rate	2,453
Other	764
Due in 2026 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,978
Floating rate	0
Other	42
Due in 2027 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	14,742
Due in 2027 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,804
Floating rate	895
Other	645
Due in 2027 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,378
Floating rate	0
Other	20
Due in 2028 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	10,294
Due in 2028 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	8,736
Floating rate	616
Other	941
Due in 2028 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Other	0
Due after 2028 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	57,371
Due after 2028 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,756
Floating rate	2,315
Other	36,155
Due after 2028 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	4,655
Floating rate	468
Other	€ 22